Bank Borrowings (Details) - Schedule of changes in bank borrowings - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of changes in bank borrowings [Abstract]
Beginning balance					$ 11,922	$ 66,267
Proceeds from bank borrowings		$ 5,757	$ 26,603	$ 15,230	17,308	17,735
Repayments of principal during the year	(3,400)	(5,696)	(15,665)	(17,590)	(17,815)	(71,674)
Exchange difference	$ (207)	$ 321	$ (271)	$ 232	769	(406)
Ending balance					12,184	11,922
Including:
Current					12,184	11,922
Total					$ 12,184	$ 11,922